Penn Capital Short Duration High Income Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

CORPORATE BONDS - 95.9%	Par	Value
Aerospace & Defense - 1.6%
TransDigm, Inc., 6.38%, 03/01/2029 (a)	$180,000	$179,610
Triumph Group, Inc., 9.00%, 03/15/2028 (a)	99,000	102,198
		281,808

Airlines - 3.5%
American Airlines, Inc., 7.25%, 02/15/2028 (a)	405,000	404,414
VistaJet Malta Finance PLC, 7.88%, 05/01/2027 (a)	210,000	190,123
		594,537

Apparel & Textile Products - 0.6%
Michael Kors USA, Inc., 4.25%, 11/01/2024 (a)	110,000	108,712

Auto Parts Manufacturing - 1.2%
Goodyear Tire & Rubber Co., 9.50%, 05/31/2025	205,000	205,512

Banks - 1.1%
Popular, Inc., 7.25%, 03/13/2028	185,000	188,504

Cable & Satellite - 3.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)	460,000	424,722
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	165,000	154,937
		579,659

Chemicals - 4.0%
Avient Corp., 5.75%, 05/15/2025 (a)	195,000	193,946
Methanex Corp., 4.25%, 12/01/2024	205,000	202,698
NOVA Chemicals Corp., 5.00%, 05/01/2025 (a)	95,000	93,756
Olin Corp., 5.13%, 09/15/2027	205,000	198,772
		689,172

Commercial Finance - 1.2%
Fortress Transportation and Infrastructure Investors LLC
9.75%, 08/01/2027(a)	140,000	144,127
5.50%, 05/01/2028(a)	65,000	62,823
		206,950

Consumer Finance - 7.2%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)	90,000	94,270
Enact Holdings, Inc., 6.50%, 08/15/2025 (a)	100,000	100,725
Navient Corp., 6.75%, 06/25/2025	280,000	280,317
OneMain Finance Corp.
7.13%, 03/15/2026	365,000	370,358
6.63%, 01/15/2028	235,000	233,460
Starwood Property Trust, Inc., 3.75%, 12/31/2024 (a)	155,000	152,197
		1,231,327

Consumer Services - 0.9%
Arrow Bidco LLC, 10.75%, 06/15/2025 (a)	155,000	159,338

Containers & Packaging - 3.1%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	65,000	60,625
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	378,000	391,225
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	75,000	74,468
		526,318

Entertainment Content - 1.4%
AMC Networks, Inc., 10.25%, 01/15/2029 (a)	115,000	114,741
TEGNA, Inc., 4.63%, 03/15/2028	135,000	122,278
		237,019

Entertainment Resources - 1.1%
Life Time, Inc., 8.00%, 04/15/2026 (a)	85,000	85,573
Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (a)	110,000	109,226
		194,799

Exploration & Production - 9.1%
California Resources Corp., 8.25%, 06/15/2029 (a)	75,000	75,116
Chesapeake Energy Corp., 5.50%, 02/01/2026 (a)	140,000	138,451
Civitas Resources, Inc.
5.00%, 10/15/2026(a)	130,000	126,563
8.38%, 07/01/2028(a)	120,000	125,939
Gulfport Energy Corp., 8.00%, 05/17/2026 (a)	130,000	131,782
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)	130,000	128,342
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	325,000	330,429
Permian Resources Operating LLC
7.75%, 02/15/2026(a)	120,000	121,041
8.00%, 04/15/2027(a)	225,000	230,898
SM Energy Co., 6.75%, 09/15/2026	150,000	149,769
		1,558,330

Financial Services - 2.0%
Oppenheimer Holdings, Inc., 5.50%, 10/01/2025	180,000	176,850
PRA Group, Inc., 8.38%, 02/01/2028 (a)	160,000	159,029
		335,879

Food & Beverage - 1.2%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)	108,000	105,126
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029 (a)	105,000	103,290
		208,416

Forest & Paper Products Manufacturing - 1.6%
Mercer International, Inc.
5.50%, 01/15/2026	235,000	228,058
5.13%, 02/01/2029	60,000	52,538
		280,596

Hardware - 0.8%
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	125,000	134,857

Health Care Facilities & Services - 5.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	265,000	257,681
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	145,000	138,661
Modivcare, Inc., 5.88%, 11/15/2025 (a)	130,000	129,266
Owens & Minor, Inc.
4.38%, 12/15/2024	355,000	351,349
4.50%, 03/31/2029(a)	70,000	61,775
		938,732

Homebuilders - 0.7%
Meritage Homes Corp., 6.00%, 06/01/2025	117,000	117,335

Industrial Other - 1.1%
Pike Corp., 5.50%, 09/01/2028 (a)	205,000	195,097

Internet Media - 2.2%
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	295,000	279,354
TripAdvisor, Inc., 7.00%, 07/15/2025 (a)	100,000	100,173
		379,527

Machinery Manufacturing - 1.6%
Hillenbrand, Inc., 5.75%, 06/15/2025	100,000	99,554
Titan International, Inc., 7.00%, 04/30/2028	175,000	169,403
		268,957

Medical Equipment & Devices Manufacturing - 0.4%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	75,000	75,015

Metals & Mining - 0.6%
Carpenter Technology Corp., 6.38%, 07/15/2028	110,000	109,824

Oil & Gas Services & Equipment - 4.8%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	120,000	126,669
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	135,000	135,499
TechnipFMC PLC, 6.50%, 02/01/2026 (a)	147,000	146,627
Transocean Aquila Ltd., 8.00%, 09/30/2028 (a)	130,000	132,166
Transocean, Inc., 8.25%, 05/15/2029 (a)	85,000	84,989
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	190,000	190,010
		815,960

Pipeline - 6.5%
EQM Midstream Partners LP
4.00%, 08/01/2024	281,000	279,782
6.38%, 04/01/2029(a)	110,000	109,797
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	335,000	339,944
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	190,000	178,837
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	200,000	204,399
		1,112,759

Power Generation - 4.0%
Calpine Corp.
5.25%, 06/01/2026(a)	125,000	123,480
5.13%, 03/15/2028(a)	265,000	252,533
Vistra Operations Co. LLC, 5.50%, 09/01/2026 (a)	309,000	303,919
		679,932

Publishing & Broadcasting - 3.1%
Gray Television, Inc.
7.00%, 05/15/2027(a)	265,000	233,869
10.50%, 07/15/2029(a)	50,000	49,668
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	265,000	250,129
		533,666

Real Estate - 2.7%
Newmark Group, Inc., 7.50%, 01/12/2029 (a)	175,000	178,710
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	180,000	183,889
Service Properties Trust, 7.50%, 09/15/2025	100,000	101,681
		464,280

Restaurants - 1.4%
Dave & Buster's, Inc., 7.63%, 11/01/2025 (a)	165,000	165,869
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)	60,000	64,599
		230,468

Retail - Consumer Discretionary - 2.4%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025 (a)	185,000	184,926
Bath & Body Works, Inc., 9.38%, 07/01/2025 (a)	218,000	225,710
		410,636

Retail - Consumer Staples - 1.0%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	165,000	167,133

Software & Services - 1.1%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	190,000	191,517

Travel & Lodging - 6.8%
Carnival Corp., 6.00%, 05/01/2029 (a)	70,000	68,415
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	120,000	122,489
NCL Corp. Ltd., 8.38%, 02/01/2028 (a)	215,000	224,398
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)	290,000	284,137
Travel + Leisure Co.
6.60%, 10/01/2025	325,000	327,673
6.63%, 07/31/2026(a)	145,000	145,593
		1,172,705

Utilities - 1.2%
NextEra Energy Operating Partners LP, 4.25%, 07/15/2024 (a)	210,000	209,258

Wireline Telecommunications Services - 3.8%
Cogent Communications Group, Inc., 7.00%, 06/15/2027 (a)	180,000	179,157
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 (a)	480,000	467,402
		646,559
TOTAL CORPORATE BONDS (Cost $16,327,196)		16,441,093

TOTAL INVESTMENTS - 95.9% (Cost $16,327,196)		$16,441,093
Money Market Deposit Account - 4.1%(b)		696,178
Other Assets in Excess of Liabilities - 0.0%(c)		2,571
TOTAL NET ASSETS - 100.0%		$17,139,842

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $11,894,143 or 69.4% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 3.27%.

(c)	Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)
United States	$15,027,978	87.7%
Liberia	284,137	1.7
Bermuda	224,398	1.3
Cayman Islands	217,155	1.3
Malta	190,123	1.1
Puerto Rico	188,504	1.1
United Kingdom	146,627	0.8
Canada	93,756	0.5
Panama	68,415	0.4
Other Assets in Excess of Liabilities	698,749	4.1
	$17,139,842	100.0%

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

PENN CAPITAL SHORT DURATION HIGH INCOME FUND
	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	–	16,441,093	–	16,441,093
Total Investments	–	16,441,093	–	16,441,093
Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.